Earnings Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023
Warrant outstanding		18,874,323		25,250
Warrant [Member]
Warrant outstanding		340,000	450,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,235